Schedule of finanacial performance and cash flow information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023 [1]	Dec. 31, 2022 [1]	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	$ 5,910	$ 8,733	$ 15,060	$ 22,448	$ 23,975
Other income				662	960
(Loss)/profit before income tax	(8,025)	(10,791)	(19,608)	(23,397)	(8,165)
Income tax expense	(196)	(379)	540	(1,968)	(138)
(Loss)/gain from discontinued operations		$ (804)	(4,207)	(625)	69
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers				15,168	16,436
Other income				324	552
Loss on disposal of business			(4,207)
Expenses				(16,266)	(16,895)
(Loss)/profit before income tax			(4,207)	(774)	92
Income tax expense				149	(23)
(Loss)/gain from discontinued operations			(4,207)	(625)	69
Net cash (outflow)/inflow from operating activities			(4,207)	(625)	69
Net cash inflow/(outflow) from investing activities
Net cash inflow/(outflow) from financing activities
Net (decrease)/increase in cash generated by subsidiary			$ (4,207)	$ (625)	$ 69

[1]	Financials for continuing operations for both six months ended December 31, 2023, and six months ended December 31, 2022, up to the “Loss from continuing operations” line and for earnings per share.